Schedule of Pledged Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Pledged Assets
Financial assets at amortized cost	$ 455,133	$ 574,391
Guarantee deposits paid	88,188	133,390
Pledged Assets	$ 543,321	$ 707,781